UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               October 15, 2009
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:       405187
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	14485	594395	SOLE
Beckman Coulter		COM	75811109	21079	305756	SOLE
Brinks 			COM	109696104	19449	722730	SOLE
Broadview Security	COM	109699108	10330	335483	SOLE
Cabelas			COM	126804301	2657	199150	SOLE
Choice Hotels		COM	169905106	5606	180500	SOLE
Church & Dwight		COM	171340102	11756	207190	SOLE
Cintas			COM	172908105	24042	793200	SOLE
Coinstar		COM	19259p300	19600	594291	SOLE
Compass Minerals 	COM	20451n101	19080	309633	SOLE
Covance			COM	222816100	10846	200297	SOLE
Equifax 		COM	294429105	19744	677573	SOLE
Hillenbrand		COM	431571108	14272	700619	SOLE
Intl Flav & Fragrances	COM	459506101	20208	532759	SOLE
Intl Game Technology	COM	459902102	21227	988214	SOLE
Jack Henry		COM	426281101	15975	680641	SOLE
McCormick		COM	579780206	20720	610498	SOLE
Mobile Mini		COM	60740f105	19988	1151373	SOLE
NBTY 			COM	628782104	7753	195880	SOLE
Perrigo			COM	714290103	17291	508715	SOLE
Prospect Capital	COM	74348t102	316	29475	SOLE
SEIC			COM	784117103	16538	840325	SOLE
Sigma-Aldrich		COM	826552101	6008	111300	SOLE
Sonic 			COM	835451105	17301	1564259	SOLE
Total System Services	COM	891906109	18537	1150638	SOLE
Waters			COM	941848103	5557	99475	SOLE
Watson Wyatt		COM	942712100	15968	366579	SOLE
Weight Watchers 	COM	948626106	8854	322660	SOLE